Income Taxes - Additional information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2017	Mar. 31, 2013
Income Taxes
Entrance tax								$ 3,000
Entrance tax, annual decline in gain				20.00%
Ordinary income tax rate					22.00%	22.00%
Income tax rate, deferred tax liabilities	22.00%				22.00%
Entrance tax payable, current		$ 100	$ 100
Entrance tax payable, non current				$ 300		$ 300
Entrance tax payable related to acquisition							$ 100
Deferred tax assets recognized				$ 0		$ 0